Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Commitments to extend credit to potential borrowers	$ 19,200.0
HUD
Commitments and Contingencies [Line Items]
Minimum net worth requirement	2.5
Net worth	2,370.0
Ginnie Mae
Commitments and Contingencies [Line Items]
Minimum net worth requirement	491.1
Net worth	78.2
IRLCs
Commitments and Contingencies [Line Items]
Notional amount	$ 11,500.0